Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	$ (36,750)	$ (31,873)	$ (32,371)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Fair value change on forward exchange derivatives	(84)	(135)	29
Net finance costs	(1,489)	(1,531)	(969)
Income tax (expense)/benefit	(6,447)	(7,077)	(10,737)
Exceptional items net	(5,763)	(606)	(1,074)
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(139)	(103)	(66)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(2,833)	(256)	(595)
Fair value change on forward exchange derivatives	(199)	471	(81)
Net finance costs	(506)	(452)	(290)
Income tax (expense)/benefit	(85)	17	(31)
Exceptional items net	$ (3,762)	$ (323)	$ (1,063)